COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Monthly rent payment	$ 550	$ 550